Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes	The reasons for the differences are as follows:

Year ended December 31,	2024	2023
Income before income taxes	$60,035	$85,963
Equity earnings in affiliates and joint ventures	(15,299)	(25,199)
	$44,736	$60,764
Tax rate	23.00%	23.00%
Expected expense	$10,289	$13,976
Adjustments related to:
Stock-based compensation	1,241	1,092
Foreign tax rate differential	2,463	2,164
Tax on equity earnings in affiliates and joint ventures	3,519	5,794
Other	(1,562)	(204)
Total income tax expense	$15,950	$22,822

Current income tax expense	$(3,280)	$6,841
Deferred income tax expense	19,230	15,981
Total income tax expense	$15,950	$22,822

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Non-capital and net capital loss carryforwards	$13,740	$26,713
Finance lease obligations	26,541	23,116
Accrued liabilities	5,721	3,211
Operating lease obligations	3,116	6,161
Stock-based compensation	5,542	4,913
Contingent obligations	17,200	1,229
Acquisition costs	1,470	1,858
Other	7,051	5,611
	$80,381	$72,812

Deferred tax liabilities:
Contract assets	$602	$5,693
Property, plant and equipment	179,581	168,813
Investments in affiliates and joint ventures	12,387	2,266
Operating lease right-of-use assets	3,002	2,827
Deferred financing costs	1,114	1,355
Other	9,073	682
	$205,759	$181,636

Net deferred income tax liability	$125,378	$108,824
Classified as:

	December 31, 2024	December 31, 2023
Deferred tax asset	$—	$—
Deferred tax liability	(125,378)	(108,824)
	$(125,378)	$(108,824)

Schedule of non-capital losses for income tax purposes
At December 31, 2024, the Company has non-capital loss carryforwards of $63,213, which expire as follows:

December 31, 2024
2026	$3
2027	278
2032	175
2033	9,095
2037	5
2039	29
2040	406
2041	3,569
2042	3,576
2043	3,398
2044	2,731
No expiry	39,948
$63,213